T. ROWE PRICE Target 2015 Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/25
(Cost and value in $000s)
BOND FUNDS 60.4%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund  30,962 701 1,222 6,430,905 31,061
New Income Fund  26,422 1,654 1,119 3,427,165 27,383
International Bond Fund (USD
Hedged)  10,326 540 427 1,224,039 10,465
Dynamic Global Bond Fund  6,121 219 258 782,256 6,086
Emerging Markets Bond Fund  5,791 172 245 629,237 5,984
High Yield Fund  4,965 154 193 833,553 5,010
U.S. Treasury Long-Term Index
Fund  4,271 96 398 580,443 4,104
Dynamic Credit Fund  2,467 156 107 286,317 2,551
Floating Rate Fund  1,699 55 64 182,917 1,694
Total Bond Funds (Cost $99,511) 94,338
EQUITY FUNDS 36.1%
T. Rowe Price Funds:
Value Fund  7,824 97 238 164,380 8,050
Growth Stock Fund  7,487 95 370 65,890 7,773
Hedged Equity Fund  5,620 70 259 427,537 5,729
U.S. Large-Cap Core Fund  5,353 65 279 121,142 5,455
International Value Equity Fund  4,557 56 205 209,180 4,658
Overseas Stock Fund  3,919 50 101 264,642 4,065
Equity Index 500 Fund  3,853 216 319 23,750 4,042
Real Assets Fund  3,745 47 170 241,720 3,945
International Stock Fund  3,436 43 129 152,409 3,385
Mid-Cap Growth Fund  1,847 22 99 17,928 1,869
Mid-Cap Value Fund  1,677 21 63 53,185 1,772
Emerging Markets Discovery Stock
Fund  1,476 19 103 93,868 1,551
Emerging Markets Stock Fund  1,321 17 42 36,193 1,419
Small-Cap Value Fund  1,055 12 90 19,203 1,068
Small-Cap Stock Fund  840 10 24 15,015 898
New Horizons Fund (2) 785 9 92 13,065 746
Total Equity Funds (Cost $35,247) 56,425
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  — 300 280 204 20
Total Other Mutual Funds (Cost $20) 20

T. ROWE PRICE Target 2015 Fund

$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.6%
Money Market Funds  3.6%
T. Rowe Price U.S. Treasury
Money Fund, 4.35% (3) 6,007 1,188 1,556 5,638,794 5,639
Total Short-Term Investments (Cost $5,639) 5,639
Total Investments in Securities 100.1%
(Cost $140,417) $ 156,422
Other Assets Less Liabilities (0.1)% (83)
Net Assets 100.0% $ 156,339
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2015 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (1) $ 35 $ 50
Dynamic Global Bond Fund  (20) 4 88
Emerging Markets Bond Fund  (34) 266 101
Emerging Markets Discovery Stock Fund  3 159 —
Emerging Markets Stock Fund  8 123 —
Equity Index 500 Fund  50 292 12
Floating Rate Fund  (1) 4 33
Growth Stock Fund  203 561 —
Hedged Equity Fund  56 298 —
High Yield Fund  (10) 84 92
International Bond Fund (USD Hedged)  (27) 26 110
International Stock Fund  46 35 —
International Value Equity Fund  94 250 —
Limited Duration Inflation Focused Bond Fund  (42) 620 142
Mid-Cap Growth Fund  18 99 —
Mid-Cap Value Fund  (2) 137 —
New Horizons Fund  20 44 —
New Income Fund  (96) 426 335
Overseas Stock Fund  46 197 —
Real Assets Fund  18 323 —
Small-Cap Stock Fund  7 72 —
Small-Cap Value Fund  20 91 —
Transition Fund  — — —
U.S. Large-Cap Core Fund  64 316 —
U.S. Treasury Long-Term Index Fund  (107) 135 45
Value Fund  51 367 —
U.S. Treasury Money Fund, 4.35% — — 68
Totals $ 364# $ 4,964 $ 1,076+

T. ROWE PRICE Target 2015 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,076 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2015 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Target 2015 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Target 2015 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2025 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F184-054Q1 08/25